Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005457 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005457 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005457 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005457 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005457 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005457 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005457 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005457 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005457 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005457 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005457 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000005457 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005457 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005457 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005457 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005457 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005457 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005457 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005457 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005457 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159677 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159677 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159677 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159677 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159677 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159677 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159677 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159677 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159677 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159677 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159677 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000159677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000159677 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000159677 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000159677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159677 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219327 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219327 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219327 | Top10HoldingAlphabetBNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219327 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219327 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219327 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219327 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219327 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219327 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219327 | Top10HoldingEli LillyBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219327 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000219327 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000219327 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219327 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219327 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219327 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219327 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219327 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219327 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219327 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%